Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

The changes in the carrying amount of goodwill from Melana reporting unit and Tri-Global reporting unit are as follows:

	Melana	Tri-Global	Total
Balance as of December 31, 2020	$539,286	$473,344	$1,012,630
Foreign currency translation adjustment	(10,621)	(9,323)	(19,944)
Balance as of December 31, 2021	528,665	464,021	992,686
Foreign currency translation adjustment	(11,427)	(10,030)	(21,457)
Impairment	(517,238)	(453,991)	(971,229)
Balance as of December 31, 2022	$-	$-	$-